FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - Schedule of Financial Assets At Fair Value Through Other Comprehensive Income (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Securities
Net carrying amount	£ 7,331	£ 4,562
Total financial assets at fair value through other comprehensive income	22,846	27,786
Financial assets at fair value through other comprehensive income
Debt Securities
Government securities	11,196	14,599
Asset-backed securities	138	55
Corporate and other debt securities	11,511	13,131
Net carrying amount	22,845	27,785
Equity shares	1	1
Total financial assets at fair value through other comprehensive income	£ 22,846	£ 27,786